Additional Information - Condensed Financial Statements of the Company - Balance Sheets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	¥ 527,407	¥ 95,982	¥ 188,980	¥ 357,796
Term deposits and short term investments	558,765	1,049,555
Prepayments and other current assets	34,108	32,257
Total current assets	1,478,628	1,661,651
Non-current assets:
Investments in the subsidiaries	101,221	114,389
Available-for-sale debt investments	309	304
Total non-current assets	280,116	369,173
Total assets	1,758,744	2,030,824
Current liabilities:
Accrued expenses and other current liabilities	71,656	89,042
Total current liabilities	526,994	664,321
Total liabilities	595,121	765,601
Shareholders’ equity:
Additional paid-in capital	1,640,535	1,636,822
Treasury stock (nil and 2,044,080 shares as of December 31, 2022 and 2023, respectively)	(655)
Statutory reserves	99,342	99,547
Accumulated deficits	(513,365)	(411,074)
Accumulated other comprehensive loss	(40,397)	(45,402)
Total shareholders’ equity	1,163,623	1,265,223	¥ 1,389,155	¥ 1,663,973
Total liabilities and shareholders’ equity	1,758,744	2,030,824
Class A ordinary shares
Shareholders’ equity:
Ordinary shares	17,499	17,499
Class B ordinary shares
Shareholders’ equity:
Ordinary shares	22,053	22,053
Parent Company
Current assets:
Cash and cash equivalents	21,538	10,552
Term deposits and short term investments		2,503
Amounts due from subsidiaries and VIEs	897,329	888,083
Prepayments and other current assets	6,838	3,798
Total current assets	925,705	904,936
Non-current assets:
Investments in the subsidiaries	535,839	641,218
Available-for-sale debt investments	309	304
Total non-current assets	536,148	641,522
Total assets	1,461,853	1,546,458
Current liabilities:
Amounts due to subsidiaries and VIEs	235,681	223,087
Accrued expenses and other current liabilities	1,160	3,926
Total current liabilities	236,841	227,013
Total liabilities	236,841	227,013
Shareholders’ equity:
Additional paid-in capital	1,640,535	1,636,822
Treasury stock (nil and 2,044,080 shares as of December 31, 2022 and 2023, respectively)	(655)
Accumulated deficits	(414,023)	(311,527)
Accumulated other comprehensive loss	(40,397)	(45,402)
Total shareholders’ equity	1,225,012	1,319,445
Total liabilities and shareholders’ equity	1,461,853	1,546,458
Parent Company | Class A ordinary shares
Shareholders’ equity:
Ordinary shares	17,499	17,499
Parent Company | Class B ordinary shares
Shareholders’ equity:
Ordinary shares	¥ 22,053	¥ 22,053